PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

9.	PROPERTY AND EQUIPMENT

		Construction	Furniture and
	Towers	in progress	equipment	Total
Cost
Balance, December 31, 2016	252,021	-	-	252,021
Monetary adjustment for hyperinflationary economy	-	-	-	-
Obtained through acquisition of Evotech	163,529	-	-	163,529
Additions	37,249	2,780,680	69,267	2,887,196
Transfer from CIP to towers	726,930	(726,930)	-	-
Foreign exchange movement	(146,142)	(248,822)	(8,752)	(403,716)
Balance, December 31, 2017	1,033,587	1,804,928	60,515	2,899,030
Monetary adjustment for hyperinflationary economy	906,732	504,218	17,275	1,428,225
Obtained through acquisition of Mexmaken	-	91,339	2,741	94,080
Additions	-	8,413,968	22,665	8,436,633
Transfer from CIP to towers	6,164,373	(6,164,373)	-	-
Reclassification to assets held for sale	(1,196,745)	-	-	(1,196,745)
Foreign exchange movement	(1,678,606)	(997,950)	(34,399)	(2,710,954)
Impairment	(461,597)	-	-	(461,597)
Balance, December 31, 2018	4,767,745	3,652,130	68,797	8,488,672

Accumulated Amortization
Balance, December 31, 2016	3,543	-	-	3,543
Additions	27,458	-	7,539	34,997
Foreign exchange movement	(5,101)	-	(1,075)	(6,176)
Balance, December 31, 2017	25,900	-	6,464	32,364
Additions	379,116	-	13,012	392,128
Reclassification to assets held for sale	(80,369)	-	-	(80,369)
Foreign exchange movement	(70,334)	-	(6,595)	(76,929)
Balance, December 31, 2018	254,314	-	12,881	267,195

Net book value
December 31, 2017	1,007,687	1,804,928	54,051	2,866,696
December 31, 2018	4,513,432	3,652,130	55,916	8,221,477